SCHEDULE OF COMMON STOCK WARRANT ACTIVITY (Details)	12 Months Ended
Dec. 31, 2021 shares
Equity [Abstract]
Balance at January 1, 2021	21,924,307
Issuances	12,062,568
Exercises	(31,859)
Balance at December 31, 2021	33,955,016